Supplement to the

Fidelity® Diversified International Fund (FDIVX), Fidelity Global Commodity Stock Fund (FFGCX), Fidelity International Capital Appreciation Fund (FIVFX), Fidelity International Discovery Fund (FIGRX), Fidelity International Growth Fund (FIGFX), Fidelity International Value Fund (FIVLX), Fidelity Overseas Fund (FOSFX), Fidelity Total International Equity Fund (FTIEX), and Fidelity Worldwide Fund (FWWFX)

Fidelity Diversified International Fund is a Class of shares of Fidelity Diversified International Fund; Fidelity Global Commodity Stock Fund is a Class of shares of Fidelity Global Commodity Stock Fund; Fidelity International Discovery Fund is a Class of shares of Fidelity International Discovery Fund; Fidelity International Growth Fund is a Class of shares of Fidelity International Growth Fund; Fidelity International Value Fund is a Class of shares of Fidelity International Value Fund; Fidelity Overseas Fund is a Class of shares of Fidelity Overseas Fund; Fidelity Total International Equity Fund is a Class of shares of Fidelity Total International Equity Fund; and Fidelity Worldwide Fund is a Class of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

IBDB-11-01 February 8, 2011
1.467695.129

Supplement to the

Fidelity® Canada Fund (FICDX), Fidelity China Region Fund (FHKCX), Fidelity Europe Capital Appreciation Fund (FECAX), Fidelity Europe Fund (FIEUX), Fidelity Japan Fund (FJPNX), Fidelity Japan Smaller Companies Fund (FJSCX), Fidelity Nordic Fund (FNORX), and Fidelity Pacific Basin Fund (FPBFX)

Fidelity Canada Fund is a Class of shares of Fidelity Canada Fund; Fidelity China Region Fund is a Class of shares of Fidelity China Region Fund; and Fidelity Japan Fund is a Class of shares of Fidelity Japan Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

TIFB-11-01 February 8, 2011
1.467593.141

Supplement to the

Fidelity® Emerging Asia Fund (formerly Fidelity Southeast Asia Fund) (FSEAX),
Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund (FEMEX), Fidelity Emerging Markets Fund (FEMKX),
and Fidelity Latin America Fund (FLATX)

Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund is a Class of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Emerging Markets Fund is a Class of shares of Fidelity Emerging Markets Fund; and Fidelity Latin America Fund is a Class of shares of Fidelity Latin America Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

EMEB-11-01 February 8, 2011
1.881199.106

Supplement to the

Fidelity® International Small Cap Fund (FISMX) and Fidelity International Small Cap Opportunities Fund (FSCOX)

Fidelity International Small Cap Fund is a Class of shares of Fidelity International Small Cap Fund and Fidelity International Small Cap Opportunities Fund is a Class of shares of Fidelity International Small Cap Opportunities Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

ISCB-11-01 February 8, 2011
1.782429.112

Supplement to the

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Global Commodity Stock Fund	FFGAX	FFGTX	FFGBX	FCGCX	FFGIX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Global Commodity Stock Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Global Commodity Stock Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the funds.

ACOM10AB-11-01 February 8, 2011
1.893757.104

Supplement to the

Fidelity Advisor® Japan Fund

Class A, Class T, Class B, Class C, and Institutional Class
Classes of shares of Fidelity® Japan Fund

A Fund of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

November 2, 2010

Effective immediately, the general research services agreement with Fidelity Research and Analysis Company has been terminated on behalf of the fund.

AJPNA/AJPNIB-11-01 February 8, 2011
1.924867.100

Supplement to the

Fidelity® Diversified International Fund Class F (FDVFX) and Fidelity Overseas Fund Class F (FFOSX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

F-COM10B-11-01 February 8, 2011
1.902959.107

Supplement to the

Fidelity® Diversified International Fund Class K (FDIKX), Fidelity Emerging Markets Fund Class K (FKEMX),
Fidelity International Discovery Fund Class K (FIDKX), and Fidelity Overseas Fund Class K (FOSKX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

K-COM10AB-11-01 February 8, 2011
1.918662.101

Supplement to the

Fidelity® Series Emerging Markets Fund (FEMSX), Fidelity Series International Growth Fund (FIGSX),
Fidelity Series International Small Cap Fund (FSTSX), and Fidelity Series International Value Fund (FINVX)

Fidelity Series Emerging Markets Fund is a Class of shares of Fidelity Series Emerging Markets Fund;
Fidelity Series International Growth Fund is a Class of shares of Fidelity Series International Growth Fund;
Fidelity Series International Small Cap Fund is a Class of shares of Fidelity Series International Small Cap Fund; and
Fidelity Series International Value Fund is a Class of shares of Fidelity Series International Value Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

GSV-SB-11-01 February 8, 2011
1.918664.101

Supplement to the

Fidelity® Series Emerging Markets Fund Class F (FEMFX),
Fidelity Series International Growth Fund Class F (FFIGX),
Fidelity Series International Small Cap Fund Class F (FFSTX), and
Fidelity Series International Value Fund Class F (FFVNX)

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 30, 2010

Effective immediately, the general research services agreement with Fidelity Research & Analysis Company has been terminated on behalf of the funds.

GSV-FB-11-01 February 8, 2011
1.918663.101